Share-Based Payments - Incentive Programs (Details)	12 Months Ended
	Dec. 31, 2020 SEK (kr) item	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 SEK (kr) $ / shares	Dec. 31, 2020 EquityInstruments SEK (kr)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 EquityInstruments $ / shares shares	Dec. 31, 2018 EquityInstruments SEK (kr) $ / shares	Dec. 31, 2020 shares	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant programs | item	2
Number of shares holder receives when warrant is exercised | kr		1
Accumulated number of outstanding | EquityInstruments							2,575,586	2,518,086		1,661,500
Number Of Securities Called By Share Options | shares									1,089,000
Allotted Warrants, end of year | EquityInstruments					1,279,086		2,575,586	2,518,086
Weighted-Average Exercise Price, beginning of year | $ / shares				$ 58			$ 56	$ 46
Weighted-Average Exercise Price, end of year | $ / shares							$ 58	$ 56
Warrants Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares							856,586
Subscription price per share | $ / shares							$ 74.30
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares			422,500
Subscription price per share | $ / shares				74.50
Accumulated number of outstanding | EquityInstruments
Exercised during the period | EquityInstruments					1,296,500
Allotted Warrants, end of year | EquityInstruments					1,279,086
Weighted-Average Exercise Price, exercised during the period | $ / shares				42
Weighted-Average Exercise Price, end of year | $ / shares				74
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares into which each warrant may be converted | shares									250
Number of instruments granted | EquityInstruments					5,186
Accumulated number of outstanding							1,296,500	1,296,500
Allotted Warrants, end of year							1,296,500	1,296,500
Weighted-Average Exercise Price, exercised during the period | $ / shares				74			$ 58	$ 56
Weighted-Average Exercise Price, end of year | $ / shares				$ 42.36
Registration of the issue of shares | shares									1,296,500
Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	51,399	51,399	51,399	51,399	51,399	51,399
Allotted Warrants, end of year		51,399			51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding | EquityInstruments
Allotted Warrants, end of year | EquityInstruments					31,371
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of weighted average share price						115.00%